FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD	Sep. 15, 2017 USD ($)	Sep. 15, 2017 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt and lease obligations	$ 976					$ 697
Total	2,785					1,885
Short-term bank loans and other credit facilities including commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,735					$ 1,123
Short-term bank loans and other credit facilities including commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.10%	3.10%	3.10%			2.70%
Current portion of long-term debt
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt and lease obligations	$ 976					$ 697
Lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt and lease obligations	74					65
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	800
Short-term bank loan due various dates 2017 and 2018
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	188		CAD 236,000,000
Notional amount				$ 771	CAD 936,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,125					$ 392
Amount of potential borrowings | €		€ 1,000,000,000